SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
SCHEDULE OF RESTRICTED CASH IN STATEMENT OF CASH FLOW

The reconciliation of cash and restricted cash reported within the applicable balance sheet accounts that sum to the total of cash and restricted cash presented in the statement of cash flows is as follows:

	March 31, 2022	March 31, 2021
Cash	$5,491,407	$9,432,070
Restricted cash	484,351	585,906
Total cash and restricted cash	$5,975,758	$10,017,976

The reconciliation of cash and restricted cash reported within the applicable balance sheet accounts that sum to the total of cash and restricted cash presented in the statement of cash flows is as follows:

	December 31, 2021	December 31, 2020
Cash	$4,136,180	$45,213
Restricted cash	484,542	484,368
Total cash and restricted cash	$4,620,722	$529,581

SCHEDULE OF PROPERTY AND EQUIPMENT
Useful Life (in years)
Computer equipment	5
Office equipment and furniture	7
Leasehold improvements	Shorter of the useful life or the lease term

Useful Life (in years)
Computer equipment	5
Office equipment and furniture	7
Leasehold improvements	Shorter of the useful life or the lease term

SCHEDULE OF FAIR VALUE OF WARRANT COMMITMENT
	March 31, 2022	December 31, 2021
Stock price	$4.31	$6.44
Volatility	90%	90%
Time to expiry	5	5
Dividend yield	0%	0%
Risk free rate	2.4%	1.10%

	December 22, 2021	December 31, 2021
Stock price	$4.23	$6.44
Volatility	90%	90%
Expected term (years)	2	5
Dividend yield	0%	0%
Risk free rate	1.10%	1.10%

SCHEDULE OF RECONCILES WARRANT COMMITMENT

The following reconciles the fair values of the liability classified warrants:

	March 31, 2022
	Series B Warrant Commitment	Series B warrant liabilities	Placement agent warrants	Total
Beginning balance	$37,652,808	$-	$-	$37,652,808
Initial recognition	-	55,061,119	1,525,923	56,587,042
Unrealized (gain) loss	17,408,311	(31,980,437)	(946,461)	(15,518,587)
Warrants exercised or transferred	(55,061,119)			(55,061,119)
Ending balance	$-	$23,080,682	$579,462	$23,660,144

	December 31, 2021
	Series B Warrant Commitment	Total
Beginning balance	$-	$-
Initial recognition	20,244,497	20,244,497
Unrealized (gain) loss	17,408,311	17,408,311
Warrants exercised or transferred	-	-
Ending balance	$37,652,808	$37,652,808

The following reconciles the warrant commitment for the year ended December 31, 2021:

2021
Beginning balance	$-
Initial recognition of warrant commitment	20,244,497
Unrealized loss	17,408,311
Ending balance	$37,652,808

SCHEDULE OF GAIN OR LOSSES RECOGNIZED FAIR VALUE

	March 31, 2022	December 31, 2021
Beginning balance - January 1	$3,813,878	$2,931,418

Acquisitions and Settlements:	-	-
JP Kush Acquisition	-	1,694,166
CCS Write-off	-	(81,368)
Altruis partial settlement	-	(452,236)
	-	-
Period adjustments:
Fair value changes and accretion included in earnings*	407,071	(278,102)

Ending balance	$4,220,949	$3,813,878

*	Recorded as a reduction to general and administrative expenses

	December 31, 2021	December 31, 2020
Beginning balance	$2,931,418	$2,850,050

Acquisitions and Settlements:
CCS Acquisition	-	81,368
JP Kush Acquisition	1,694,166	-
CCS Write-off	(81,368)	-
Altruis partial settlement	(452,236)	-

Remeasurement adjustments:
Gains included in earnings*	(278,102)	-

Ending balance	$3,813,878	$2,931,418

*	recorded as a reduction to general and administrative expenses

SCHEDULE OF FAIR VALUE MEASUREMENTS

Significant unobservable inputs used in the earn-out fair value measurements of the Company’s contingent consideration liabilities designated as Level 3 are as follows:

	March 31, 2022	December 31, 2021
Fair value	$4,220,949	$3,813,878
Valuation technique	Discounted cash flow	Discounted cash flow
Significant unobservable input	Projected revenue and probability of achievement	Projected revenue and probability of achievement

Significant unobservable inputs used in the earn-out fair value measurements of the Company’s contingent consideration liabilities designated as Level 3 are as follows:

	December 31, 2021	December 31, 2020
Fair value	$3,813,878	$2,931,418
Valuation technique	Discounted cash flow	Discounted cash flow
Significant unobservable input	Projected revenue and probability of achievement	Projected revenue and probability of achievement

SCHEDULE OF DISAGGREGATION REVENUE

The following table disaggregates the Company’s revenue by line of business, showing commissions earned:

Three Months ended March 31, 2022	Medical/Life	Property and Casualty	Total
Regular
EBS	$221,184	$-	$221,184
USBA	13,587	-	13,587
CCS/UIS	-	43,881	43,881
Montana	506,721	-	506,721
Fortman	332,600	197,260	529,860
Altruis	1,304,872	-	1,304,872
Kush	438,591	-	438,591
Medigap	1,177,085	-	1,177,085
	$3,994,640	$241,141	$4,235,781

Three Months ended March 31, 2021	Medical/Life	Property and Casualty	Contingent commission	Total
Regular
EBS	208,994	-		208,994
USBA	12,225	-		12,225
CCS/UIS	-	88,818		88,818
Montana	535,116	-		535,116
Fortman	249,801	207,772		457,573
Altruis	1,021,004	-		1,021,004
	2,027,140	296,590	-	2,323,730

The following table disaggregates the Company’s revenue by line of business, showing commissions earned:

Year ended December 30, 2021	Medical/Life	Property and Casualty	Total
Regular
EBS	$799,474	$-	$799,474
USBA	60,129	-	60,129
CCS/UIS	-	333,874	333,874
Montana	1,744,515	-	1,744,515
Fortman	1,173,215	958,521	2,131,736
Altruis	3,313,453	-	3,313,453
Kush	1,327,153	-	1,327,153
	$8,417,939	$1,292,395	$9,710,334

Year ended December 30, 2020	Medical/Life	Property and Casualty	Total
Regular
EBS	$796,434	$-	$796,434
USBA	207,056	-	207,056
CCS/UIS	-	271,459	271,459
Montana	1,497,045	-	1,497,045
Fortman	1,196,375	942,967	2,139,342
Altruis	2,385,810	-	2,385,810
	$6,082,720	$1,214,426	$7,297,146

SUMMARIZES THE CHANGES TO THE PREVIOUSLY ISSUED FINANCIAL INFORMATION

Account	3/31/2021 As reported	Adjustment	3/31/2021 Adjusted
Earn-out liability-Closing balance as of December 31, 2020	2,631,418	300,000	2,931,418
Goodwill-Closing balance as of December 31, 2020	9,265,070	(503,345)	8,761,725
Common stock issuable-Closing balance as of December 31, 2020	822,116	(482,116)	340,000
Additional paid-in-capital-Closing balance as of December 31, 2020	11,377,123	182,116	11,559,239
Accumulated Deficit-Closing balance as of December 31, 2020	(12,482,281)	122,601	(12,359,680)
Common stock issuable	482,116	(482,116)	-
Accumulated Deficit	(13,123,609)	150,003	(12,973,606)
Additional paid-in-capital	25,810,147	182,116	25,992,263
Commission income	2,296,328	27,402	2,323,730
Total Revenue	2,296,328	27,402	2,323,730
Net Loss	(641,328)	27,402	(613,926)
EPS	(0.09)	(0.01)	(0.08)

Account	12/31/2020 As reported	Adjustment	12/31/2020 Adjusted
Accounts receivable	$236,651	$625,946	$862,597
Goodwill	$9,265,070	$(503,345)	$8,761,725
Earn-out liability	$2,631,418	$300,000	$2,931,418
Common stock issuable	$822,116	$(482,116)	$340,000
Additional paid-in capital	$11,377,123	$182,116	$11,559,239
Accumulated deficit	$(12,482,281)	$122,601	$(12,359,680)
Commission income	$7,279,530	$17,616	$7,297,146
Accumulated Deficit-Closing balance as of December 31, 2019	$(8,783,276)	$104,986	$(8,678,290)

Total assets	$17,922,086	$122,601	$18,044,687
Total liabilities	$17,807,699	$300,000	$18,107,699
Total stockholder’s equity (deficit)	$114,387	$(177,399)	$(63,012)
Total liabilities and stockholder’s equity	$17,922,086	$122,601	$18,044,687
Total revenue	$7,279,530	$17,616	$7,297,146
Net loss	$(3,699,005)	$17,616	$(3,681,389)
EPS	$(0.88)	$0.00	$(0.88)